Statement of Assets Acquired and Liabilities Assumed $ in Thousands	Jun. 22, 2023 USD ($)
Current assets:
Cash and cash equivalents	$ 3,035
Total current assets	3,035
Total assets acquired	3,035
Current liabilities:
Accrued liabilities	20,047
Total current liabilities	20,047
Total liabilities assumed	20,047
Net liabilities assumed	$ (17,012)